CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current Assets:
Cash and cash equivalents	$ 991,645	$ 4,683,186	$ 35,502
Accounts receivable, net	736,775	2,055,162	82,238
Advances on inventory purchases	667,090	304,702
Inventories	3,080,952	1,561,314	1,107
Deferred offering costs			63,500
Note receivable	500,000
Debt issuance costs, net	153,412
Prepaid expenses and other current assets	603,440	262,163	46,370
Total current assets	6,733,314	8,866,527	228,717
Investments, at cost			150,000
Certificate of deposit - non current	50,298	50,000
Property, plant and equipment, net	118,188	140,000	92,732
Intangible assets	2,839,216
Deposit on asset acquisition		729,450
Other non-current assets	2,185
Total Assets	9,743,201	9,785,977	471,449
Current Liabilities:
Accounts payable	859,100	433,591	332,833
Notes payable officer			91,219
Deferred revenue	3,750	33,750	88,652
Accrued interest related parties			2,354
Accrued registration rights penalty	156,000	156,000	156,000
Accrued expenses and other current liabilities	430,281	601,695	108,326
Notes payable - current portion	710,306	28,737	9,714
Warrant liability	21,227,942	25,797,615	4,117,988
Total current liabilities	23,387,379	27,051,388	4,907,086
Other liabilities - non current	40,000
Total liabilities	23,427,379	27,051,388
Commitments and contingencies
Stockholders' equity (deficiency):
Preferred stock
Common stock	3,237	3,197	1,089
Additional paid-in capital	1,396,146		3,460,597
Accumulated deficit	(15,083,561)	(17,268,608)	(7,897,323)
Total stockholders' equity (deficiency)	(13,684,178)	(17,265,411)	(4,435,637)
Total liabilities and stockholders' equity (deficiency)	$ 9,743,201	$ 9,785,977	$ 471,449